4. Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Income before income taxes | $		$ (640)		$ (1,904)		$ (879)
Computed tax using respective companies’ statutory tax rates | $		(136)		(177)		(194)
Change in valuation allowances | $		350		455		93
Under (Over) - provision for income tax in prior years | $		0		(69)		0
Non deductible expenses | $		14		(256)		119
Total provision / (credit) for income tax at effective tax rate | $		$ 228		$ (47)		$ 18
ZHEJIANG JIAHUAN
Income before income taxes	¥ 11,849		¥ 5,797		¥ 5,194
Computed tax using respective companies’ statutory tax rates	2,326		1,119		1,299
Under (Over) - provision for income tax in prior years	(9)		189		(278)
Tax effect on revenue not subject to tax	(930)		(447)		(537)
Non deductible expenses			0		0
Others			0		0
Total provision / (credit) for income tax at effective tax rate	1,387		861		484
ZHEJIANG TIANLAN
Income before income taxes	27,603		24,927		14,776
Computed tax using respective companies’ statutory tax rates	4,078		3,767		2,216
Under (Over) - provision for income tax in prior years	57		0		(2,418)
Permanent difference	(82)		0		0
Temporary differences	(1,337)		(177)		1,575
Tax effect on revenue not subject to tax	(901)		(1,068)		(695)
Non deductible expenses	2,732		596		90
Tax effect of unused tax losses not recognized	414		56		0
Total provision / (credit) for income tax at effective tax rate	¥ 4,961		¥ 3,174		¥ 768